March 29, 2018

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

Attn: Jay Williamson

100 F Street, N.E.

Washington, DC 20549

Re:	N-14 for American Pension Investors Trust (the “Registrant” or “Trust”) (SEC File No. 333-222854)

Dear Mr. Williamson:

Below please find our responses to comments, which were provided orally by Mr. Jay Williamson on March 6, 2018, and on March 13, 2018, on the Registrant’s Pre-Effective Amendment 2 (“PEA No. 2”) to its Registration Statement on Form N-14 (“Registration Statement”), as filed with the U.S. Securities and Exchange Commission (the “SEC”) on February 27, 2018, (accession number 0001193125-18-058847). The Registrant expects to request acceleration of this filing as soon as possible, pursuant to Rule 461 under the Securities Act of 1933, as amended (the “1933 Act”).

Disclosure Office comments

Shareholder Letter

Comment 1. In the second paragraph on the first page of the Shareholder Letter, the Trust states that one of the reasons for the proposed reorganization is the Poplar Forest Outliers Fund’s “relatively poor performance”. Please clarify what is meant by “relatively poor performance”.

Response: The Trust has revised the disclosure to state that the Poplar Forest Outliers Fund (the “Outliers Fund” or “Acquired Fund”) has underperformed its benchmark, the Russell Mid Cap Index, for the one-year, five-year, and since inception periods.

Combined Proxy Statement/Prospectus

Comment 2. On page 7 of the Form N-14, the Registrant incorporates by reference the prospectus, statement of additional information (“SAI”), and semi-annual shareholder report for the Yorktown Mid Cap Fund (the “Mid Cap Fund” or “Acquiring Fund”). Pursuant to Rule 411 of the 1933 Act, please include in this list of incorporated documents any supplements.

Ultimus Fund Solutions, LLC  |  225 Pictoria Drive, Suite 450  |  Cincinnati, OH 45246  |  513.587.3400  |  fax 513.587.3450

www.ultimusfundsolutions.com

Response: The Registrant has incorporated by reference the supplements to the Mid Cap Fund’s registration statement on Form N-1A.

Comment 3. Under Question 3 on page 10 of the Form N-14, please clarify if the decrease in the advisory fee, which is noted in footnote 1, is permanent and cannot be increased without shareholder approval.

Response: The Registrant confirms that the lowering of the first breakpoint in the advisory fee schedule from 1.15% to 1.00% is permanent and cannot be increased without shareholder approval.

Comment 4. Please confirm the pro forma fee table reflects current fees and expense ratios.

Response: The Registrant confirms that the fee table reflects current fees and expense ratios. At a meeting of the Board of Trustees of API Trust, held on December 13, 2017, the Board approved the Adviser’s request to lower the first breakpoint in the investment advisory fee charged to the Fund from 1.15% to 1.00%. The fee reduction is contingent upon the completion of the Reorganization.

Comment 5. The fee table on page 11 indicates that “Other Expenses” are expected to decline significantly. Please explain the basis for the decline in the pro forma estimates.

Response: The decrease in Other Expenses are primarily due to a reduction in administration, compliance, custody, and transfer agency fees; trustee fees and expenses; and legal and audit costs. Additionally, the increase in assets is expected to provide some economies of scale.

Comment 6. In footnote 3 on page 11, the recoupment provisions are described twice. Please revise as appropriate.

Response: The Registrant has revised the disclosure in footnote 3.

Comment 7. Regarding the fee table appearing on page 11, with respect to the fees previously waived by the Outliers Fund, to the extent the Outliers Fund’s adviser has a right to recoup previously waived fees or expenses, please confirm how this right will be treated in the transaction.

Response: As of the closing of the transaction, Poplar Forest Capital, LLC (“Poplar Forest”), the investment adviser to the Outliers Fund, will forfeit any unreimbursed amounts payable to the investment adviser of the Outliers Fund with respect to subsidies of expenses of the Outliers Fund.

Comment 8. Beginning on page 12 of the Form N-14, please confirm that, as required by Item 3(b) of Form N-14, the Registrant has highlighted all the material differences between the funds. If the Registrant adds any material differences to the Form N-14, please ensure that such disclosure is presented in a clear and concise manner and in plain English.

Response: The Registrant has added the following differences to the strategy synopsis under Question 4.

•	Since the Outliers Fund is not required to invest 80% of its net assets in medium-sized companies, it has more flexibility to invest in either larger issuers (currently defined as issuers above $29.4 billion) or smaller issuers (currently defined as less than $2.3 billion). This flexibility allows the Outliers Fund to take on less risk by investing in larger issuers or more risk by investing in smaller issuers, depending on market conditions. The Mid Cap Fund must invest 80% of its net assets in medium sized companies, which means it will remain constantly exposed to the risk of medium sized issuers and it has less flexibility then the Outliers Fund to adjust this risk during normal market conditions. Both funds are allowed to take temporary defensive measures under adverse market conditions.

•	Since the Outliers Fund can invest in foreign securities listed on foreign exchanges, including emerging markets, whereas the Mid Cap Fund can only invest in securities of foreign issuers traded on U.S. exchanges, the Outliers Fund may be subject to higher risks related to trading in foreign countries and exposure to emerging markets.

•	Due to the Outliers Fund’s increased ability to invest in fixed income securities, including non-investment grade securities (i.e., junk bonds), the Outliers Fund may be subject to higher risks related to fixed-income securities, including prepayment and extension risk, interest rate risk, credit risk, and default risk.

•	While both Funds generally invest in 25 to 35 securities, the Outliers Fund focuses its investments on the following criteria:

•	At least 50% of the Outliers Fund’s investments are in companies with market values below $25 billion;

•	At least 50% of the Outliers Fund’s investments are in companies that pay dividends or stock repurchases; and

•	The Outliers Fund will not invest more than 20% of its portfolio in companies with market values below $1 billion.

The Mid Cap Fund does not utilize any of these investment criteria. As a result, the Mid Cap Fund, when compared to the Outliers Fund, may not invest as much of the Mid Cap Fund’s portfolio in companies that pay dividends or stock repurchases.

•	The Outliers Fund may invest in options as a principal part of its strategy, which may include investing in or writing options for speculative purposes. The Mid Cap Fund may only invest in options on a non-principal basis and as a hedging strategy. As a result, the Outliers Fund may be subject to higher risk related to option trading or selling, which includes leverage and volatility risks related to derivative investments.

In addition to the strategy disclosure, under Question 5 the Registrant has included a list of each fund’s principal risks, and the Registrant has highlighted material differences in those risks including the following risks:

•	The Outliers Fund’s relatively higher ability to invest in debt securities, including high-yield securities (i.e., junk bonds), increases the following risks: prepayment and extension risk, interest rate risk, credit risk, and high-yield securities risk.

•	Similarly, the Outliers Fund’s relatively higher ability to invest in securities of issuers in emerging markets increases its foreign securities risks because the risks related to emerging markets are higher than developed markets, including the U.S. As a result, the Outliers Fund’s investments in emerging markets securities exposes the fund to greater risks of illiquidity and price volatility.

Comment 9. Under Question 7 on page 16 of the Form N-14, the footnote to the Outliers Fund’s performance table states, “The returns shown prior to December 31, 2014 for the Outliers Fund are those of the Predecessor Partnership.” Please explain why this disclosure is appropriate.

Response: As stated in the Outliers Fund’s prospectus dated January 28, 2018, “simultaneous with the commencement of the Fund’s investment operations on December 31, 2014, the Poplar Forest Outliers Fund, L.P., a limited partnership managed by the Adviser (the “Predecessor Partnership”) converted into the Institutional Class of the Fund by contributing all of its assets to the Fund in exchange for Institutional Class shares of the Fund.” Because of this conversion, the Outliers Fund became the legal survivor of the Predecessor Partnership, and the then-newly formed Outliers Fund adopted the performance history of the Predecessor Partnership. Since shareholders of the Outliers Fund have already received this disclosure and the merger will result in the termination of the Outliers Fund’s performance history, the Registrant has decided to delete this footnote.

Comment 10: For Question 8 on page 17 of the Form N-14, please explain why the Registrant believes it is appropriate to lower the additional investment minimum for Outliers Fund shareholders that are reorganizing into the Institutional Class of the Mid Cap Fund. Please clarify if the stated exceptions for the additional investment minimum applies to the acquisition only.

Response: The Registrant believes the shareholders of the Outliers Fund should be able to buy additional shares of the Mid Cap Fund in the same manner and within the same minimums as they did prior to the Reorganization. The stated exceptions for the additional investment minimum applies to the acquisition shareholders only.

Comment 11. In Question 12 on page 19 of the Form N-14, you have stated that the Outliers Fund may make one or more distributions to shareholders prior to the reorganization. Please state if the Outliers Fund expects the distributions to be material? If so, please revise to provide estimated amounts of distributions.

Response: As of March 16, 2018, the estimated long-term capital gain distribution amount was $238,607, $1.21 on a per share basis and 4.70% of the Fund’s net asset value. The estimated income distribution is $0.

Comment 12. In Question 13 under the heading, “Questions and Answers Regarding the Reorganization,” on page 20 of the Form N-14, please address any portfolio repositioning with the transaction and cost, if material.

Response: The disclosure appearing under Question 13 has been revised to reflect that Poplar Forest does not anticipate there will be any significant portfolio repositioning as a result of the reorganization.

Comment 13. Relating to the second bullet under heading, “Section IV. Proposal: Reorganization of the Outliers Fund into the Mid Cap Fund,” on page 20 of the Form N-14, are there any material differences in valuation policies between the funds? If so, revise to disclose what the material differences are and how the Board considered the differences and address in the merger documents.

Response: There are no material differences in the valuation policies between the funds.

Comment 14. Under the heading, “Board Considerations,” appearing on page 21 of the Form N-14, revise the disclosure to add additional insight as to how the Board considered the factors listed. We note that you reference Outliers Fund’s small size and underperformance. However, the Outliers is merging with a fund that commenced operations in May 2016 and has the same adviser that caused the underperformance and a loss for the period end July 31, 2017. It is unclear how the Board concluded the transaction would address the issues that precipitated the merger. Please revise to provide greater insight into factors considered and how the Board considered them.

Response: The Registrant respectfully requests that the staff review again the disclosure relating to the Board’s considerations on page 21 in the Form N-14. As disclosed therein, the Board considered all of the factors discussed therein in their totality, and did not place any specific emphasis on any one factor. For example, considerations of the Outliers Fund’s small size and underperformance are discussed in the context of the Fund’s future prospects for meaningful growth and the adviser’s determination that it could not continue to subsidize the fund indefinitely. The Board also considered other realistic alternatives, such as the liquidation of the Fund, and for the reasons discussed in the Form N-14, determined that the Reorganization, on balance, was a more preferable alternative than liquidation. The Registrant therefore respectfully declines to add additional disclosure to the “Board Considerations” section other than as discussed in response to Comment 15 and 16 as it believes the N-14 currently discusses the factors considered by the Board as required by Form N-14.

Comment 15. Relating to the first bullet under the heading, “Board Considerations,” appearing on page 21 of the Form N-14, the Board is concerned that the Outliers Fund was too small to be economically viable. What size will the combined fund be? Does the Board believe the combined fund will be economically viable? Will there be any improvements in distribution channels or other factors that make scale more likely to be achieved? Please revise as appropriate.

Response: As of February 28, 2018, the Mid Cap Fund and the Outliers Fund had approximately $23 million and $5 million in net assets, respectively. The combined fund is estimated to have $28 million in net assets. As currently disclosed in the N-14, the Board considered that combining the Outliers Fund with the Mid Cap Fund would improve the Fund’s viability and changes for success in the future. The Registrant has added disclosure within the “Board Considerations” section with respect to Poplar Forest’s representation that “the size of the combined fund will allow access to distribution platforms that each Fund on its own currently cannot access.”

Comment 16. Under the sub-heading, “Conflicts of Interest” of the Board Considerations section appearing on page 22 of the Form N-14, please provide disclosure concerning Poplar’s conflicts of interest in considering the proposal. We believe effective conflicts disclosure provides qualitative and quantitative disclosure where available. Please disclose the annual subsidy in basis points and dollars that Poplar was providing.

Response: The Registrant respectfully declines to add additional qualitative disclosure as the Board Considerations section already includes such disclosure. The Registrant will add the following quantitative disclosure in the “Conflicts of Interest” sub-section with respect to the annual subsidy in both basis points and dollars , “The costs of subsidizing the Outliers Fund annually for Poplar Forest were $122,482 or 3.57% of average daily net assets, for the fiscal year ended September 30, 2015, $163,345 or 3.58% of average daily net assets, for the fiscal year ended September 30, 2016, $140,477 or 2.59% of average daily net assets, for the fiscal year ended September 30, 2017 and $57,985 or 2.46% of average daily net assets, fiscal year-to-date as of February 28, 2018.”

Comment 17. Under the heading, “IV. Other Information,” are there any material differences between Massachusetts and Delaware law that should be addressed here?

Response: The differences between Massachusetts and Delaware law relating to the Trust have been incorporated into Pre-Effective Amendment No 3 to the Form N-14.

Comment 18. Under the heading, “Quorum; Adjournments,” on page 27 of the Form N-14, the disclosure notes that the meeting may be adjourned for the purposes of soliciting additional proxies. Postponement of a meeting to solicit is a substantive proposal for which proxies must be independently solicited and for which discretionary authority is unavailable. Please revise the disclosure and proxy card. The proxy card should have an additional voting box so shareholders can vote in favor of adjournment to solicit additional proxies if that is the action contemplated.

Response: The following changes have been made:

The following proposal has been added to the proxy card filed as an exhibit to this Pre-Effective Amendment No 3 to the Form N-14:

“PROPOSAL 2: TO APPROVE ADJOURNMENTS OF THE MEETING FROM TIME TO TIME TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE MEETING TO CONSTITUTE A QUORUM OR TO APPROVE PROPOSAL 1.

☐  FOR  ☐  AGAINST  ☐  ABSTAIN”

The proposal has been added to page 3 of the Combined Proxy/Prospectus.

“2. Approve adjournments of the Meeting from time to time to solicit additional proxies if there are insufficient votes at the time of the Meeting to constitute a quorum or to approval of Proposal 1.”

The proposal has been added to page 25 of the Combined Proxy/Prospectus.

“V. PROPOSAL 2: APPROVE ADJOURNMENTS OF THE MEETING FROM TIME TO TIME TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE MEETING TO CONSTITUTE A QUORUM OR TO APPROVAL PROPOSAL 1.

The purpose of this proposal is to allow the holder of proxies solicited hereby to vote the shares represented by proxies in favor of adjournment of the Meeting to a later time, in order to allow more time to solicit additional proxies, as necessary if there are insufficient votes at the time of the Meeting to approve Proposal 1.

Any adjournment may be made without notice, other than by an announcement made at the Meeting, of the time, date and place of the adjourned meeting.

Any adjournment of the Meeting for the purpose of soliciting additional proxies will allow the Fund’s shareholders who have already sent in their proxies to revoke them at any time prior to their use at the Meeting as adjourned.

If Proposal 2 is approved and a quorum is not present at the Meeting, it is expected that the holder of proxies solicited hereby will vote to adjourn the Meeting in order for the Outliers Fund to solicit additional proxies. The lack of a quorum is one circumstance in which there are insufficient votes to approve Proposal 1. A quorum is necessary to hold the Meeting. The holders of a majority of the outstanding shares entitled to be cast as of the record date, represented in person or by proxy, will constitute a quorum for purposes of the Meeting. Once an Outlier’s Fund’s share is represented at the Meeting, it will be counted for the purposes of determining a quorum and for transacting all business, unless the holder is present solely to object to the Meeting. If no quorum exists, any shareholder and any proxy holder shall have the power to seek to adjourn the meeting from time to time until a quorum shall be present or represented.

If your proxy card is signed and dated and no instructions are indicated on your proxy card, your shares will be voted “FOR” the proxy holder having discretionary authority to approve any adjournment of the Meeting, if a quorum is not present, in person or by proxy, at the Meeting or if necessary to solicit additional proxies to approve Proposal 1.”

Comment 19. On page 53 in the Pro Forma Combined Statement of Operations, please explain why there are no audit fees and no CCO fees for the Mid-Cap Fund in the pro forma financial statements.

Response: In a telephone conversation on Tuesday, March 22, 2018, the SEC staff stated to disregard this comment. This comment related to the SEC staff’s review of the initial N-14 filed on February 2, 2018.

Comment 20. Relating to the Pro Forma Combined Statement of Operations, the acquiring fund recorded $1 million in unrealized depreciation. Briefly explain the positions and strategies that led to this loss. In addition, explain how the Outliers Fund Board considered this loss when evaluating the transaction.

Response: The Fund seeks to deliver superior, risk-adjusted returns over full market cycles, by investing primarily in the common stocks of underappreciated companies and industries. The Sub Adviser knows that value-oriented companies often need time to execute their business plans and realize their price potential. As such, the Fund may have periods of significant outperformance as well as underperformance relative to its Index. The period from February 2017, when Poplar Forest became the subadviser, through July 31, 2017 was a period when value underperformed the broader market and when the Russell Mid Cap Value Index underperformed the Russell Mid Cap Index. Losses from the underperforming investments during that period have, in certain instances, been realized or have reversed. In other instances, those investments are still under performing however, the Sub Adviser has long term conviction in them. The categories of underperformance for the Fund have been turnarounds and economically sensitive companies.

The AST Board considered a range of financial information relating to the reorganization, including the Pro Forma Combined Statement of Operations as of July 31, 2017. This information also included comparative expense information, and comparative performance, which the Registrant notes includes information that the performance of the Acquiring Fund has exceeded the performance of the Acquired Fund for the most recent one-year period as disclosed in the N-14.

Comment 21. Relating to the Part C of the N-14, we notice that you have not filed several required exhibits. We review and comment on the required exhibits. Please plan accordingly.

Response: Exhibits have been attached to Pre-Effective Amendment No. 3 to this Form N-14.

Comment 22. Please file a form of proxy meeting requirements (Rule 14a-4) with the next amendment.

Response: The form of proxy has been attached as an exhibit to Pre-Effective Amendment No 3 to the Form N-14.

Accounting Office comments

Comment 23. Please file the auditor consent with the next pre-effective amendment.

Response: The auditor consent has been filed with Pre-Effective Amendment No. 3 to this Form N-14.

Comment 24. In the fee table appearing on page 11 of the Form N-14, please clarify the fiscal year ends that are being used for the fee table and, particularly, for the pro forma column for the Mid Cap Fund.

Response: The fee table presented reflects the operations of the combined entity as if they had been in combined operations for the 12-month period ended July 31, 2017, the most recently completed fiscal semiannual period for the surviving entity.

Comment 25. In the Expense Examples appearing on page 12 of the Form N-14, please verify the ten-year value for the Mid Cap Fund. We calculate that amount as $2,036.

Response: The Expense Examples have been revised.

Comment 26. Complete the table appearing under the heading, “Existing and Pro Forma Capitalization,” on page 26 of the Form N-14.

Response: The table appearing under the heading, “Existing and Pro Forma Capitalization,” has been completed.

Comment 27. Ensure that the as-of date of the Pro Forma Combined Schedule of Investments on page 51 of the Form N-14 agrees with the table appearing under the heading, “Existing and Pro Forma Capitalization,” on page 26 of the Form N-14.

Response: On page 26 of the N-14, the table appearing under the heading, “Existing and Pro Forma Capitalization,” has been completed for the 12-month period ended July 31, 2017, which coincides with the most recently completed 6-month period for the Yorktown Mid Cap Fund and the as-of date agrees with the Pro Forma Combined Schedule of Investments.

If you have any additional questions, or need additional information, please contact me at 513.869.4262.

Sincerely,

/s/ Maggie Bull

Maggie Bull